Convertible Loan Payable - Schedule of Convertible Loan Outstanding Interest Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Accretion expense	$ 118,388	$ 33,869	$ 359,267	$ 734,589
Loss on loan extinguishment			9,407	1,204,073
Convertible Loan Payable [Member]
Beginning Balance	1,600,000	1,744,327	1,744,327	70,820
Accretion expense		$ 33,869	146,266	734,589
Loss on loan extinguishment			9,407	1,204,073
Partial extinguishment			(300,000)	(100,000)
Ending Balance	$ 1,600,000		$ 1,600,000	$ 1,744,327